Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Intangible Liability Disclosure [Abstract]
Amortization expense of finite lived intangible assets	$ 199,000	$ 1,329,000
Impairment loss on intangible assets	$ 0